NOTE 9 DERIVATIVE LIABILITIES (Details) (USD $)	12 Months Ended		114 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
NOTE 9 DERIVATIVE LIABILITIES (Details) [Line Items]
Debt Instrument, Unamortized Discount	$ 0	$ 0	$ 0
Class of Warrant or Right, Outstanding (in Shares)	23,550,000	19,550,000	23,550,000	15,250,000	13,000,000	0
Debt Instrument, Convertible, Beneficial Conversion Feature	0	321,002	177,974
Derivative Liability, Current	696,648	496,827	696,648
Notes Issued	0	0	1,990,000
Extinguishment of Debt, Amount	253,336
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity	(256,472)
Derivative, Gain (Loss) on Derivative, Net	(52,581)	(386,833)	(439,414)
Tainted Instrument [Member]
NOTE 9 DERIVATIVE LIABILITIES (Details) [Line Items]
Convertible Debt		375,000
Class of Warrant or Right, Outstanding (in Shares)		20,050,000
Debt Instrument, Convertible, Beneficial Conversion Feature		83,358
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)		500,000
Notes Issued	692,797
Conversion Features - Embedded Derivatives and Tainted Equity [Member]
NOTE 9 DERIVATIVE LIABILITIES (Details) [Line Items]
Derivative Liability, Current	548,447	291,208	548,447
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity	(386,536)
Derivative, Gain (Loss) on Derivative, Net	(151,533)
Warrants - Tainted Equity [Member]
NOTE 9 DERIVATIVE LIABILITIES (Details) [Line Items]
Derivative Liability, Current	148,201	205,619	148,201
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity	0
Convertible Note on July 11, 2012 [Member]
NOTE 9 DERIVATIVE LIABILITIES (Details) [Line Items]
Proceeds from Notes Payable		100,000
Notes Payable		110,000
Debt Instrument, Convertible, Terms of Conversion Feature		lesser of $0.10 or the average of the two lowest closing prices in the 25 trading days prior to conversion
Debt Instrument, Unamortized Discount		98,366
Convertible Notes Issued, Remainder 2012 [Member]
NOTE 9 DERIVATIVE LIABILITIES (Details) [Line Items]
Debt Instrument, Unamortized Discount		48,272
Debt Instrument, Face Amount		$ 273,000